Xtrackers MSCI Emerging Markets Hedged Equity ETF Expense Example - Xtrackers MSCI Emerging Markets Hedged Equity ETF - Xtrackers MSCI Emerging Markets Hedged Equity ETF	Sep. 25, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	$ 822